LOANS TO THIRD PARTIES (Tables)	6 Months Ended
Dec. 31, 2022
LOANS TO THIRD PARTIES
Schedule of loans to third parties

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Working fund to third party companies	¥50,383,822	¥98,156,205	$14,229,042
Less: Long term portion	—	(3,067,000)	(444,602)
Allowance for credit losses	—	—	—
Loans to third parties - current portion	¥50,383,822	¥95,089,205	$13,784,440